Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at the beginning of the year	$ (650,396)	$ (536,414)	$ (322,873)
Provision for expected credit losses	(425,835)	(180,174)	(301,601)
Reversal of expected credit losses	98,045	52,911	116,318
Foreign currency translation	(31,594)	13,281	1,665
Balance at the end of the year	$ (1,009,780)	$ (650,396)	(536,414)
ASU 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adoption of ASU			$ (29,923)